EQ ADVISORS TRUSTSM

SUPPLEMENT DATED AUGUST 15, 2014 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2014, AS SUPPLEMENTED

This Supplement updates certain information contained in the Statement of Additional Information (“SAI”) dated May 1, 2014, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with regarding changes to the fees payable by the Portfolios for administration services.

Effective September 1, 2014, the first, second, third and fourth bulleted paragraphs the section of the SAI entitled “Investment Management and Other Services – The Administrator” are deleted in their entirety and replaced with the following information:

With respect to the EQ/AllianceBernstein Short Duration Government Bond Portfolio, AXA SmartBeta Equity Portfolio, EQ/BlackRock Basic Value Equity Portfolio, EQ/Boston Advisors Equity Income Portfolio, EQ/Calvert Socially Responsible Portfolio, EQ/Capital Guardian Research Portfolio, EQ/Common Stock Index Portfolio, EQ/Core Bond Index Portfolio, the EQ/Energy ETF Portfolio, EQ/Equity 500 Index Portfolio, EQ/GAMCO Mergers and Acquisitions Portfolio, EQ/GAMCO Small Company Value Portfolio, EQ/International Equity Index Portfolio, EQ/International ETF Portfolio, EQ/Intermediate Government Bond Portfolio, EQ/Invesco Comstock Portfolio, EQ/JPMorgan Value Opportunities Portfolio, EQ/Large Cap Growth Index Portfolio, EQ/Large Cap Value Index Portfolio, EQ/Low Volatility Global ETF Portfolio, EQ/MFS International Growth Portfolio, EQ/Mid Cap Index Portfolio, EQ/Money Market Portfolio, EQ/Montag & Caldwell Growth Portfolio, EQ/Morgan Stanley Mid Cap Growth Portfolio, EQ/Oppenheimer Global Portfolio, EQ/PIMCO Global Real Return Portfolio, EQ/PIMCO Ultra Short Bond Portfolio, EQ/Small Company Index Portfolio, EQ/T. Rowe Price Growth Stock Portfolio, EQ/UBS Growth and Income Portfolio, and EQ/Wells Fargo Omega Growth (each, a “Single-Advised Portfolio”), each Single-Advised Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Single-Advised Portfolios, subject to a minimum annual fee of $30,000. The table below shows the Single-Advised Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Single-Advised Portfolios:

0.12% of the first $3 billion;
0.11% of the next $3 billion;
0.105% of the next $4 billion;
0.10% of the next $20 billion;
0.0975% of the next $10 billion; and
0.095% thereafter

With respect to the AXA Global Equity Managed Volatility Portfolio, AXA International Core Managed Volatility Portfolio, AXA International Value Managed Volatility Portfolio, AXA Large Cap Core Managed Volatility Portfolio, AXA Large Cap Growth Managed Volatility Portfolio, AXA Large Cap Value Managed Volatility Portfolio, AXA Mid Cap Value Managed Volatility Portfolio, AXA/Franklin Balanced Managed Volatility Portfolio, AXA/Franklin Small Cap Value Managed Volatility Portfolio, AXA/Mutual Large Cap Equity Managed Volatility Portfolio, AXA/Templeton Global Equity Managed Volatility Portfolio, EQ/AllianceBernstein Small Cap Growth Portfolio, EQ/Convertible Securities Portfolio, EQ/Emerging Markets Equity PLUS Portfolio, EQ/Global Bond PLUS Portfolio, EQ/High Yield Bond Portfolio, EQ/Natural Resources PLUS Portfolio, EQ/Quality Bond PLUS Portfolio, and EQ/Real Estate PLUS Portfolio (together with the AXA/Horizon Small Cap Value Portfolio, AXA/Lord Abbett Micro Cap Portfolio, AXA/Morgan Stanley Small Cap Growth Portfolio, AXA/Pacific Global Small Cap Value Portfolio, Multimanager Aggressive Equity Portfolio, Multimanager Core Bond Portfolio,

Multimanager Mid Cap Growth Portfolio, Multimanager Mid Cap Value Portfolio, and Multimanager Technology Portfolio, each, a “Hybrid Portfolio”), each Hybrid Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Hybrid Portfolios, subject to a minimum annual fee of $32,500. The table below shows the Hybrid Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Hybrid Portfolios:

0.15% of the first $15 billion;
0.11% of the next $5 billion; and
0.10% thereafter

With respect to All Asset Moderate Growth-Alt 15 Portfolio, All Asset Growth-Alt 20 Portfolio, All Asset Aggressive-Alt 25 Portfolio, All Asset Aggressive-Alt 50 Portfolio, All Asset Aggressive-Alt 75 Portfolio, AXA Aggressive Strategy Portfolio, AXA Balanced Strategy Portfolio, AXA Ultra Conservative Strategy Portfolio, AXA Conservative Strategy Portfolio, AXA Conservative Growth Strategy Portfolio, AXA Growth Strategy Portfolio, AXA Moderate Growth Strategy Portfolio, and AXA/Franklin Templeton Allocation Managed Volatility Portfolio (each, a “Fund-of Funds Portfolio”), each Fund-of Funds Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the Fund-of Funds Portfolios, subject to a minimum annual fee of $32,500. The table below shows the Fund-of Funds Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the Fund-of Funds Portfolios:

0.15% of the first $20 billion;
0.125% of the next $5 billion; and
0.10% thereafter

With respect to the ATM International Managed Volatility Portfolio, ATM Large Cap Managed Volatility Portfolio, ATM Mid Cap Managed Volatility Portfolio, ATM Small Cap Managed Volatility Portfolio, AXA 2000 Managed Volatility Portfolio, AXA 400 Managed Volatility Portfolio, AXA 500 Managed Volatility Portfolio and AXA International Managed Volatility Portfolio, and EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio (each, an “ATM Portfolio”), each ATM Portfolio pays FMG LLC its proportionate share of an asset-based administration fee for the ATM Portfolios, subject to a minimum annual fee of $32,500. The table below shows the ATM Portfolios’ asset-based administration fee rates based on aggregate average daily net assets of the ATM Portfolios:

0.15% of the first $15 billion;
0.11% of the next $5 billion; and
0.10% thereafter

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